Basis Of Presentation And Summary Of Significant Accounting Policies (Activity For Allowance For Doubtful Accounts) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Allowance for doubtful accounts, beginning	$ 3	$ 3	$ 3
Bad debt expense	2		1
Write-offs against allowance	(2)		(1)
Allowance for doubtful accounts, ending	$ 3	$ 3	$ 3